Supplement to the Variable Annuity Prospectuses
                     -----------------------------------------------
                        American General Life Insurance Company

                              Variable Separate Account
                      WM Diversified Strategies Variable Annuity
                    WM Diversified Strategies III Variable Annuity

             The United States Life Insurance Company in the City of New York

                             FS Variable Separate Account
                    WM Diversified Strategies III Variable Annuity

                     -----------------------------------------------

Effective on or about November 8, 2021 ("Effective Date"), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the "Reorganization"). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the "Target Underlying Funds") were reorganized into the Underlying Funds of SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to "Anchor Series Trust" and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or were lowered as a result of the Reorganization.

---------------------------------------------------   ---------------------------------------------------
            Target Underlying Funds*                             Acquiring Underlying Funds*
                   Advisor                                                Advisor
           Subadvisor (if applicable)                             Subadvisor (if applicable)
---------------------------------------------------   ---------------------------------------------------
SA Columbia Technology Portfolio
SunAmerica Asset Management, LLC
Columbia Management Investment Advisers, LLC          SA Wellington Capital Appreciation Portfolio
---------------------------------------------------   SunAmerica Asset Management, LLC
SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
SunAmerica Asset Management, LLC
Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------

* The Underlying Fund share classes available under your contract remain unchanged after the Reorganization.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  November 8, 2021

                   Please keep this Supplement with your Prospectus

                                    Page 1 of 1